Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
REVENUE	$ 5,568,224	$ 2,823,911
COST OF REVENUES	4,703,784	2,868,070
GROSS LOSS	864,440	(44,159)
OPERATING EXPENSES:
Salaries and salary related costs	1,177,855	330,120
Stock-based compensation	5,590,485
Professional fees	2,131,902	103,247
Depreciation and amortization	674,879	4,997
General and administrative expenses	682,583	194,889
Total Operating Expenses	10,257,704	633,253
OPERATING LOSS	(9,393,264)	(677,412)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liability	33,261
Interest expense, net of interest income	(676,726)	(107,816)
Other income	141,468	661,465
Goodwill impairment	(15,669,287)
Loss on extinguishment and on issuance of share rights	(116,591,322)
Total other income (expense)	(132,762,606)	553,649
Provision for income taxes
NET LOSS	$ (142,155,870)	$ (123,763)
LOSS PER UNIT (BASIC AND DILUTED)
Net loss per unit basic	$ (1.05)
Net loss per unit diluted	$ (1.05)
Weighted-average units outstanding basic	135,720,702
Weighted-average units outstanding diluted	135,720,702
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
REVENUE			$ 4,203,112	$ 3,315,256
COST OF REVENUES			4,207,852	3,317,225
GROSS LOSS			(4,740)	(1,969)
OPERATING EXPENSES:
Salaries and salary related costs			475,512	395,395
Professional fees			265,575	30,503
General and administrative expenses			359,175	237,243
Total Operating Expenses			1,100,262	663,141
OPERATING LOSS			(1,105,002)	(665,110)
OTHER INCOME (EXPENSE):
Interest expense, net of interest income			(199,453)	(140,812)
Loss on sale of assets			(168,208)	(262,264)
Employee Retention Credits				422,845
Forgiveness of Paycheck Protection Program loans			812,305
Other income			1,696	57,291
Total other income (expense)			446,340	77,060
NET LOSS			$ (658,663)	$ (588,050)
LOSS PER UNIT (BASIC AND DILUTED)
Net loss per unit basic			$ (6,587)	$ (5,881)
Net loss per unit diluted			$ (6,587)	$ (5,881)
Weighted-average units outstanding basic			100	100
Weighted-average units outstanding diluted			100	100